Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) $ in Thousands, ₪ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2012 USD ($)	May 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Jun. 30, 2011 ILS (₪)
Debt Disclosure [Abstract]
Series A Notes	$ 0	$ 60,764	$ 24,407	₪ 92	$ 217,420	₪ 807	₪ 1,100
Less – Current maturities	0	(61,977)
Carrying amount adjustments on Series A Notes	0	1,167
Premium on Series A Notes, net	0	46
Series A Notes, net of current maturities	$ 0	$ 0